S000077139 [Member] Average Annual Total Returns	12 Months Ended	19 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
MSCI All Country World Ex-U.S. Index-NR (reflects no deduction for fees, expenses or taxes but are net of dividend tax withholdings)
Prospectus [Line Items]
Average Annual Return, Percent	5.53%	7.83%	[1]
Performance Inception Date		May 17, 2023
MSCI Emerging Markets ex-China Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Prospectus [Line Items]
Average Annual Return, Percent	3.56%	11.02%	[1]
Performance Inception Date		May 17, 2023
-
Prospectus [Line Items]
Average Annual Return, Percent	17.55%	20.91%	[1]
Performance Inception Date		May 17, 2023
- | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.08%	19.75%	[1]
Performance Inception Date		May 17, 2023
- | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.19%	15.95%	[1]
Performance Inception Date		May 17, 2023

[1]	Since inception May 17, 2023.